Equity - Schedule of Common Stock Issuable Upon Exercise of Options Outstanding (Details) - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
150.00 – 750.00 [Member] | Warrants Outstanding [Member]
Schedule of Common Stock Issuable Upon Exercise of Options Outstanding [Line Items]
Warrants Outstanding, Range of Exercise Price, lower limit	$ 4.13	$ 150
Warrants Outstanding, Range of Exercise Price, upper limit	$ 12.75	$ 750
Warrants Outstanding, Number Outstanding (in Shares)	659,330	4,330
Warrants Outstanding, Weighted Average Remaining Contractual Life (Years)	2 years 11 months 12 days	3 years 5 months 1 day
Warrants Outstanding, Weighted Average Exercise Price	$ 10.21	$ 160.29
150.00 – 750.00 [Member] | Warrants Exercisable [Member]
Schedule of Common Stock Issuable Upon Exercise of Options Outstanding [Line Items]
Warrants Exercisable, Number Exercisable (in Shares)	659,330	4,330
Warrants Exercisable, Weighted Average Exercise Price	$ 10.21	$ 160.29
1,350.00 [Member] | Warrants Outstanding [Member]
Schedule of Common Stock Issuable Upon Exercise of Options Outstanding [Line Items]
Warrants Outstanding, Range of Exercise Price, lower limit	195
Warrants Outstanding, Range of Exercise Price		$ 1,350
Warrants Outstanding, Range of Exercise Price, upper limit	$ 750
Warrants Outstanding, Number Outstanding (in Shares)	330	44
Warrants Outstanding, Weighted Average Remaining Contractual Life (Years)	2 years 10 months 6 days	2 years 5 months 1 day
Warrants Outstanding, Weighted Average Exercise Price	$ 285.14	$ 1,350
1,350.00 [Member] | Warrants Exercisable [Member]
Schedule of Common Stock Issuable Upon Exercise of Options Outstanding [Line Items]
Warrants Exercisable, Number Exercisable (in Shares)	330	44
Warrants Exercisable, Weighted Average Exercise Price	$ 285.14	$ 1,350
3,750.00 [Member] | Warrants Outstanding [Member]
Schedule of Common Stock Issuable Upon Exercise of Options Outstanding [Line Items]
Warrants Outstanding, Range of Exercise Price, lower limit	$ 1,350
Warrants Outstanding, Range of Exercise Price		$ 3,750
Warrants Outstanding, Number Outstanding (in Shares)	44	413
Warrants Outstanding, Weighted Average Remaining Contractual Life (Years)	1 year 11 months 4 days	1 year 3 months 18 days
Warrants Outstanding, Weighted Average Exercise Price	$ 1,350	$ 3,750
3,750.00 [Member] | Warrants Exercisable [Member]
Schedule of Common Stock Issuable Upon Exercise of Options Outstanding [Line Items]
Warrants Exercisable, Number Exercisable (in Shares)	44	413
Warrants Exercisable, Weighted Average Exercise Price	$ 1,350	$ 3,750
150.00 – 3,750.00 [Member] | Warrants Outstanding [Member]
Schedule of Common Stock Issuable Upon Exercise of Options Outstanding [Line Items]
Warrants Outstanding, Range of Exercise Price, lower limit	$ 3,750	150
Warrants Outstanding, Range of Exercise Price, upper limit		$ 3,750
Warrants Outstanding, Number Outstanding (in Shares)	413	4,787
Warrants Outstanding, Weighted Average Remaining Contractual Life (Years)	9 months 21 days	3 years 2 months 23 days
Warrants Outstanding, Weighted Average Exercise Price	$ 3,750	$ 481.17
150.00 – 3,750.00 [Member] | Warrants Exercisable [Member]
Schedule of Common Stock Issuable Upon Exercise of Options Outstanding [Line Items]
Warrants Exercisable, Number Exercisable (in Shares)	413	4,787
Warrants Exercisable, Weighted Average Exercise Price	$ 3,750	$ 481.17